Risk/Return Detail Data - FidelityEquityDividendIncomeFund-RetailPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Financial Trust
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Equity Dividend Income Fund /Fidelity® Equity Dividend Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Equity Dividend Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 ® Index. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Portfolio Turnover, Rate	45.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities that pay current dividends and show potential for capital appreciation, which tends to lead to investments in large cap "value" stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in income-producing equity securities that pay current dividends. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Equity securities that pay current dividends are equity securities that have a historical record of paying dividends or have announced a future dividend payment. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.16%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(26.79%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | Fidelity Equity Dividend Income Fund
Risk/Return:
Management fee	0.53%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.54%
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677
2015	(2.54%)
2016	15.88%
2017	14.09%
2018	(9.74%)
2019	27.32%
2020	1.84%
2021	22.20%
2022	(1.06%)
2023	11.58%
2024	12.47%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | Return Before Taxes | Fidelity Equity Dividend Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.47%
Past 5 years	9.09%
Past 10 years	8.63%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | After Taxes on Distributions | Fidelity Equity Dividend Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	10.21%
Past 5 years	7.23%
Past 10 years	6.61%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | After Taxes on Distributions and Sales | Fidelity Equity Dividend Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	8.71%
Past 5 years	6.84%
Past 10 years	6.45%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | MS735
Risk/Return:
Label	MSCI U.S. IM High Dividend Yield Index
Past 1 year	15.32%
Past 5 years	8.25%
Past 10 years	9.22%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | RS008
Risk/Return:
Label	Russell 3000® Value Index
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.